Related-Party Transactions (Details) - Angel Studios, Inc. CIK: 0001671941		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	May 07, 2024	Sep. 30, 2024 USD ($) employee	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jul. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) employee	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) employee	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Lease payments												$ 734,890	$ 466,534
Receipt of notes payable										$ 17,043,019	$ 24,710,485	28,911,394	2,000,000
Paid back amount										$ 18,562,356	26,775,579	26,751,117
Term of repayment	100 days
Number of employees | employee		0						0		0
Notes and interest payable		$ 3,168,729						$ 3,168,729		$ 3,168,729		4,160,277	2,000,000
Related party
Related-Party Transactions
Expenses for marketing services								100,000	$ 300,000	400,000	600,000	990,310	1,659,328
Ownership interest														50.00%
Lease payments								100,000	$ 100,000	$ 400,000	$ 300,000	414,865	$ 395,696
Related party | Tuttle Twins, LLC
Related-Party Transactions
Ownership interest							8.00%
Purchase Price							$ 1,747,980
Capital funding to support operating expenses												900,000
Related party | Angel P&A
Related-Party Transactions
Ownership interest						100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity						$ 15,000,000
Maximum Revenue participation rights payable (in percent)						110.00%
Rate of return on initial investment (in percent)						10.00%				10.00%
Receipt of notes payable			$ 2,000,000		$ 10,000,000
Paid back amount		2,000,000		$ 10,000,000
Notes and interest payable		$ 0						$ 0		$ 0		$ 0